Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	As of December 31, 2023	As of December 31, 2022

Accounts receivable	$100,967	$92,225
Less: Allowance for credit losses for accounts receivable	(3,269)	(3,115)
Total	$97,698	$89,110

Schedule of Movement of Allowance of Credit Losses for Accounts Receivable	Movement of allowance of credit losses for accounts receivable
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021

Beginning balance	$3,115	$2,398	$2,537
Provision for credit losses	608	1,130	428
Written-off	(401)	(178)	(624)
Exchange rate effect	(53)	(235)	57
Ending balance	$3,269	$3,115	$2,398